SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
To ensure comparability between the years presented, the Company performed the following reclassifications for the year ended December 31, 2020 and 2019:

To ensure comparability between the years presented, the Company performed the following reclassifications for the year ended December 31, 2020 and 2019:

			12.31.20			12.31.19
	Previously presented	Reclassification	Restated	Previously presented	Reclassification	Restated
Net cash provided by operating activities	4,417,630	1,421,539	5,839,169	2,521,230	1,290,853	3,812,083
Net cash used in investing activities	(1,430,989)	-	(1,430,989)	1,443,106	-	1,443,106
Net cash provided by (used in) financing activities	(587,042)	(1,421,539)	(2,008,581)	(4,817,102)	(1,290,853)	(6,107,955)
Effect of exchange rate variation on cash and cash equivalents	939,241	-	939,241	54,540	-	54,540
Net increase in cash and cash equivalents	3,338,840	-	3,338,840	(798,226)	-	(798,226)

In order to improve the level of detail in the presentation of information in the consolidated financial statements, in the year ended December 31, 2021, the Company began to classify the expenses with employee participation and bonuses by function in the consolidated statement of income (loss). To ensure comparability between the years presented, the comparative balances were restated as below:

			12.31.20			12.31.19
	Previously presented	Reclassification	Restated	Previously presented	Reclassification	Restated	Corresponding Notes
Cost of sales	(29,998,822)	(134,947)	(30,133,769)	(25,370,042)	(120,870)	(25,490,912)	28
Operating Income (Expenses)
Selling expenses	(5,587,488)	(85,542)	(5,673,030)	(4,911,666)	(79,479)	(4,991,145)	28
General and administrative expenses	(770,282)	(62,576)	(832,858)	(615,683)	(69,406)	(685,089)	28
Other operating income (expenses), net	(49,742)	283,065	233,323	224,384	269,755	494,139	26

Schedule of classified and measured financial assets

Category	Initial Measurement	Subsequent Measurement
Amortized Cost	Accounts receivable from Clients and other receivables: billed amount adjusted to present value and, when applicable, reduced by expected credit losses

	For other assets: Fair value less costs directly attributable to its issuance, reduced by expected credit losses	Interest, changes in amortized cost and expected credit losses recognized in the income statement.
Fair Value through Profit and Loss (“FVTPL”)	Fair Value	Variation on the fair value recognized in the income statement.
Fair Value through Other Comprehensive Income (“FVTOCI”).	Fair value less costs directly attributable to its issuance.	Changes in fair value recognized in other comprehensive income. Upon settlement or transfer, accumulated gains or losses are directly reclassified to Retained earnings or accumulated losses.
For debt instruments, expected credit losses are recognized directly in the statement of income.